Bank Loans	6 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
BANK LOANS

NOTE 12 – BANK LOANS

Bank loans as of June 30, 2024 and December 31, 2023 are summarized as follows:

	June 30, 2024	December 31, 2023
Bank loans	€211,757	€328,236
Lines of credit	2,595,127	3,661,662
	2,806,884	3,989,898
less: current portion	(2,806,884)	(3,895,585)
	€-	€94,313

The terms and conditions of outstanding bank loans are as follows:

		Nominal		June 30, 2024		December 31, 2023
Bank Loans	Currency	interest rate	Year of maturity	Face Value	Carrying Amount	Face Value	Carrying Amount
Bankia SA	EUR	1.50%	2025	400,000	85,705	400,000	136,379
Targobank SA	EUR	1.87%	2025	100,000	25,659	100,000	38,322
Banco de Sabadell SA	EUR	1.50%	2025	250,000	53,327	250,000	85,004
Liberbank	EUR	1.55%	2025	170,000	47,067	170,000	68,532
				€920,000	€211,757	€920,000	€328,236

During the six months ended June 30, 2024 and 2023, the Company incurred bank loan interest expense of €4,085 and €4,132, respectively.

The Company’s obligations are secured by substantially all of the assets of the Company.

Principal repayments to maturity by fiscal year are as follows:

Year ended December 31,
2024 (excluding the six months ended June 30, 2024)	€117,447
2025	94,310
Thereafter	-
Total	€211,757

In addition, the Company maintains the following lines of credit:

As of June 30, 2024,

				June 30,
				2024
Line of credit	Credit Limit	Nominal interest rate	Maturity	Carrying Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€1,087,467
Sabadell	2,400,000	1.20% + Euribor	2/28/2025	-
BBVA	1,000,000	1.90% + Euribor	12/22/2025	-
BBVA	570,000	1.90% + Euribor	12/22/2025	-
Santander	4,000,000	0.45% + Euribor	2/28/2025	1,507,660
Abanca	700,000	2.00% + Euribor	11/30/2024	-
	€11,170,000			€2,595,127

As of December 31, 2023,

				December 31,
				2023
Line of credit	Credit Limit	Nominal interest rate	Maturity	Carrying Value
Caixabank	€2,500,000	2.00% + Euribor	4/25/2024	€2,308,058
Sabadell	2,700,000	2.75% + Euribor	5/28/2024	-
BBVA	1,500,000	1.65% + Euribor	12/22/2024	270,866
Santander	4,000,000	1.65% + Euribor	6/28/2024	1,012,738
Abanca	700,000	2.00% + Euribor	11/30/2024	-
Bankinter ICO	700,000	1.40% + Euribor	6/21/2024	70,000
	€12,100,000			€3,661,662

The Company has a €2.6 million facility that is unsecured and can be drawn down to meet short-term financing needs. The facility has a maturity of one to three years for the ICO credit lines that renews automatically at the option of the Company. Interest is payable at an average rate of Euribor plus 2.11 basis points. During the six months ended June 30, 2024 and 2023, the Company incurred interest expense from line of credit of €42,095 and €133,977, respectively.